RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Schedule of Sensitivity Analysis for Changes in Bunker Prices (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Changes in profit/loss before tax for the following year	$ (23.0)	$ (22.5)	$ (25.9)
Changes in equity for the following year	$ (23.0)	$ (22.5)	$ (25.9)